Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value measurement assets [line items]
Opening balance	¥ 3,397,014
Closing balance	3,907,583	¥ 3,397,014
Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	1,180,357
Closing balance	1,356,567	1,180,357
Opening balance	(3,869)
Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	234,993	179,248
Purchases	58,439	82,014
Transferred into Level 3		16
Transferred out of Level 3		(15,866)
Total gains/(losses) recorded in profit or loss	(128)	428
Total gains/(losses) recorded in other comprehensive income	7,780	3,426
Disposals or exercises	(6,276)	(4,200)
Maturity	(884)	(10,073)
Closing balance	293,924	234,993
Opening balance		(1,877)
Total gains/(losses) recorded in profit or loss		404
Disposals or exercises		1,473
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	105,650	79,248
Purchases	38,486	35,453
Total gains/(losses) recorded in other comprehensive income	653	221
Disposals or exercises		(200)
Maturity	(884)	(9,072)
Closing balance	143,905	105,650
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	128,899	100,000
Purchases	19,953	46,561
Transferred out of Level 3		(15,866)
Total gains/(losses) recorded in other comprehensive income	7,127	3,205
Disposals or exercises	(5,969)	(4,000)
Maturity		(1,001)
Closing balance	150,010	128,899
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	16
Transferred into Level 3		16
Total gains/(losses) recorded in profit or loss	(7)
Closing balance	9	16
Derivative financial assets [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	428
Total gains/(losses) recorded in profit or loss	(121)	428
Disposals or exercises	¥ (307)
Closing balance		428
Derivative financial liabilities [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance		(1,877)
Total gains/(losses) recorded in profit or loss		404
Disposals or exercises		¥ 1,473